Staff Costs - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 Employee	Dec. 31, 2016 USD ($) Employee	Dec. 31, 2015 Employee
Analysis Of Income And Expense [Abstract]
Average employed on full-time equivalents	32.3	22.4	16.2
Employed on full-time equivalents	37.7	25.3	19.9
Gain on post-employment benefits | $		$ 512